DERIVATIVES AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVES AND FINANCIAL INSTRUMENTS
28.	DERIVATIVES AND FINANCIAL INSTRUMENTS

The Group uses a range of financial instruments (including cash, finance leases, receivables, payables and derivatives) to fund its operations. These instruments are used to manage the liquidity of the Group in a cost effective, low-risk manner. Working capital management is a key additional element in the effective management of overall liquidity. The Group does not trade in financial instruments or derivatives. The main risks arising from the utilization of these financial instruments are interest rate risk, liquidity risk and credit risk.

Interest rate risk

Effective and repricing analysis

The following table sets out all interest-earning financial assets and interest bearing financial liabilities held by the Group at December 31, indicating their effective interest rates and the period in which they re-price:

As at December 31, 2018	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	18	1.8%	30,277	30,277	—	—	—	—
Short-term investments	19	—	—	—	—	—	—	—
Finance lease receivable	17	4.0%	835	191	168	238	238	—
Licence payments	22	3.0%	(1,207)	(1,207)	—	—	—	—
Finance lease payable	25	4.8%	(962)	(217)	(219)	(252)	(274)	—
Exchangeable note	24	4.8%	(81,382)	—	—	—	—	(81,382)

Total			(52,439)	29,044	(51)	(14)	(36)	(81,382)

As at December 31, 2017	Note	Effective interest rate	Total US$’000	6 mths or less US$’000	6 –12 mths US$’000	1-2 years US$’000	2-5 years US$’000	> 5 years US$’000
Cash and cash equivalents	18	1.4%	23,564	23,564	—	—	—	—
Short-term investments	19	1.4%	34,043	—	34,043	—	—	—
Finance lease receivable	17	4.0%	1,185	267	233	333	352	—
Licence payments	22	3.0%	(1,112)	(1,112)	—	—	—	—
Finance lease payable	25	4.6%	(886)	(176)	(178)	(364)	(168)	—
Exchangeable note	24	4.8%	(92,955)	—	—	—	—	(92,955)

Total			(36,161)	22,543	34,098	(31)	184	(92,955)

In broad terms, a one-percentage point increase in interest rates would increase interest income by US234,000 (2017: US$480,000) and would not affect the interest expense (2017: nil) resulting in an increase in net interest income of US$234,000 (2017: increase in net interest income of US$480,000).

Interest rate profile of financial assets / liabilities

The interest rate profile of financial assets/liabilities of the Group was as follows:

	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Fixed rate instruments
Fixed rate financial liabilities (licence fees)	(1,207)	(1,112)
Fixed rate financial liabilities (exchangeable note)	(81,382)	(92,955)
Fixed rate financial liabilities (finance lease payables)	(962)	(886)
Financial assets (short-term deposits and short-term investments)	23,423	48,046
Financial assets (finance lease receivables)	835	1,185
Variable rate instruments
Financial assets (cash)	6,854	9,561

	(52,439)	(36,161)

Financial assets comprise cash and cash equivalents and short-term investments as at December 31, 2018 and December 31, 2017 (see Note 18 and 19).

Fair value sensitivity analysis for fixed rate instruments

The Group does not account for any fixed rate financial liabilities at fair value through profit and loss. Therefore a change in interest rates at December 31, 2018 would not affect profit or loss.

Cash flow sensitivity analysis for variable rate instruments

A change of 100 basis points in interest rates at the reporting date would increase interest income by US$234,000 (2017: US$480,000) and would not affect the interest expense in 2018 or 2017; resulting in an increase in interest income of US$234,000 (2017: US480,000). This assumes that all other variables, in particular foreign currency rates, remain constant.

There was no significant difference between the fair value and carrying value of the Group’s trade receivables and trade and other payables at December 31, 2018 and December, 31 2017 as all fell due within 6 months.

Liquidity risk

The Group’s operations are cash generating. Short-term flexibility is achieved through the management of the Group’s short-term deposits.

The following are the contractual maturities of financial liabilities, including estimated interest payments:

As at December 31, 2018 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	16,908	16,908	16,908	—	—	—	—
Exchangeable notes	81,382	99,900	—	—	—	—	99,900
Exchangeable note interest	999	105,894	1,998	1,998	3,996	11,988	85,914

	99,289	222,702	18,906	1,998	3,996	11,988	185,814

As at December 31, 2017 US$’000	Carrying amount US$’000	Contractual cash flows US$’000	6 mths or less US$’000	6 mths – 12 mths US$’000	1-2 years US$’000	2-5 years US$’000	>5 years US$’000
Financial liabilities
Trade & other payables	20,515	20,515	20,515	—	—	—	—
Exchangeable notes	92,955	115,000	—	—	—	—	115,000
Exchangeable note interest	1,150	126,500	2,300	2,300	4,600	13,800	103,500

	114,620	262,015	22,815	2,300	4,600	13,800	218,500

Foreign exchange risk

The majority of the Group’s activities are conducted in US Dollars. Foreign exchange risk arises from the fluctuating value of the Group’s Euro denominated expenses as a result of the movement in the exchange rate between the US Dollar and the Euro. Arising from this, where considered necessary, the Group pursues a treasury policy which periodically aims to sell US Dollars forward to match a portion of its uncovered Euro expenses at exchange rates lower than budgeted exchange rates. These forward contracts are primarily cashflow hedging instruments whose objective is to cover a portion of these Euro forecasted transactions. Forward contracts normally have maturities of less than one year after the balance sheet date. There were no forward contracts in place as at December 31, 2018.

Foreign currency short term financial assets and liabilities which expose the Group to currency risk are disclosed below. The amounts shown are those reported to key management translated into US Dollars at the closing rate:

As at December 31, 2018	EUR	GBP	SEK	CAD	BRL	Other
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	81	122	9	2,512	322	6
Trade and other receivable	894	113	38	430	2,065	6
Trade and other payables	(1,995)	(51)	(146)	(103)	(1,621)	(2)

Total exposure	(1,020)	184	(99)	2,839	766	10

As at December 31, 2017	EUR	GBP	SEK	CAD	BRL	Other
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Cash	235	443	5	2,107	443	16
Trade and other receivable	1,396	101	—	298	1,958	6
Trade and other payables	(1,936)	(16)	(239)	(86)	(2,235)	—

Total exposure	(305)	528	(234)	2,319	166	22

The Group states its forward exchange contracts at fair value in the balance sheet. The Group classifies its forward exchange contracts as hedging forecasted transactions and thus accounts for them as cash flow hedges.

There were no forward exchange contracts in place at December 31, 2018 or December 31, 2017.

Sensitivity analysis

A 10% strengthening of the US Dollar against the Euro at December 31, 2018 would have increased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or loss US$’000
December 31, 2018
Euro	1,818

December 31, 2017
Euro	2,158

A 10% weakening of the US Dollar against the Euro at December 31, 2018 would have decreased profit and other equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

Profit or loss US$’000
December 31, 2018
Euro	(2,222)

December 31, 2017
Euro	(2,637)

Credit Risk

The Group has no significant concentrations of credit risk. Exposure to credit risk is monitored on an ongoing basis. The Group maintains specific provisions for potential credit losses. To date such losses have been within management’s expectations. Due to the large number of customers and the geographical dispersion of these customers, the Group has no significant concentrations of accounts receivable.

With respect to credit risk arising from the other financial assets of the Group, which comprise cash and cash equivalents and deferred consideration, the Group’s exposure to credit risk arises from default of the counter-party, with a maximum exposure equal to the carrying amount of these instruments. The Group’s management considers that all of the above financial assets that are not impaired or past due for each of the 31 December reporting dates under review are of good credit quality.

The Group maintains cash and cash equivalents and enters into forward contracts, when necessary, with various financial institutions. The Group performs regular and detailed evaluations of these financial institutions to assess their relative credit standing. The carrying amount reported in the balance sheet for cash and cash equivalents and forward contracts approximate their fair value.

Exposure to credit risk

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk is as follows:

	Carrying ValueDecember 31, 2018US$’000	Carrying ValueDecember 31, 2017US$’000
Third party trade receivables (Note 17)	21,318	17,242
Finance lease income receivable (Note 17)	835	1,185
Cash & cash equivalents (Note 18)	30,277	23,564
Short-term investments (Note 19)	—	34,043

	52,430	76,034

The maximum exposure to credit risk for trade receivables and finance lease income receivable by geographic location is as follows:

	Carrying Value December 31, 2018 US$’000	Carrying Value December 31, 2017 US$’000
United States	10,049	8,682
Euro-zone countries	1,502	1,789
United Kingdom	132	185
Other European countries	84	21
Other regions	10,963	7,750

	22,730	18,427

The maximum exposure to credit risk for trade receivables and finance lease income receivable by type of customer is as follows:

	Carrying ValueDecember 31, 2018US$’000	Carrying Value December 31, 2017 US$’000
End-user customers	9,830	8,200
Distributors	11,860	10,003
Non-governmental organisations	1,040	224

	22,730	18,427

Due to the large number of customers and the geographical dispersion of these customers, the Group has no significant concentrations of accounts receivable.

Impairment Losses

The ageing of trade receivables at December 31, 2018 is as follows:

	Gross	Impairment	Expected Credit Loss Rate	Gross	Impairment	Expected Credit Loss Rate
	2018	2018	2018	2017	2017	2017
	US$’000	US$’000%		US$’000	US$’000%
Not past due	14,494	4	—	10,770	—	—
Past due 0-30 days	3,761	17	0.5%	3,190	31	1.0%
Past due 31-120 days	3,438	36	1.0%	1,906	50	2.6%
Greater than 120 days	4,404	4,145	94.1%	4,966	3,509	70.7%

	26,097	4,202	—	20,832	3,590	—

The movement in the allowance for impairment in respect of trade receivables during the year was as follows:

	2018	2017	2016
	US$’000	US$’000	US$’000
Balance at January 1	3,590	3,171	2,812
Charged to costs and expenses	682	662	415
Amounts written off during the year	(70)	(243)	(56)

Balance at December 31	4,202	3,590	3,171

The allowance for impairment in respect of trade receivables is used to record impairment losses unless the Group is satisfied that no recovery of the account owing is possible. At this point the amount is considered irrecoverable and is written off against the financial asset directly.

             Capital Management

The Group’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. The Board of Directors monitors earnings per share as a measure of performance, which the Group defines as profit after tax divided by the weighted average number of shares in issue.

Following the divestiture of the Coagulation product line in 2010, the Group eliminated all bank debt. In the past, the Group has funded acquisitions using both equity and long term debt depending on the size of the acquisition and the capital structure in place at the time of the acquisition.

Although at December 31, 2018 the Group has no bank debt, it maintains a relationship with a number of lending banks and Trinity Biotech is listed on the NASDAQ which allows the Group to raise funds through equity financing where necessary. During 2015, the Group raised US$115,000,000 through the issuance of 30 year exchangeable senior notes. During 2018 the Group repurchased $15,100,000 of the exchangeable senior notes. The remaining exchangeable senior notes which will mature on April 1, 2045, subject to earlier repurchase, redemption or exchange

The Board of Directors is authorised to purchase its own shares on the market on the following conditions;

•
the aggregate nominal value of the shares authorised to be acquired shall not exceed 10% of the aggregate nominal value of the issued share capital of the Company at the close of business on the date of the passing of the resolution:

•	the minimum price (exclusive of taxes and expenses) which may be paid for a share shall be the nominal value of that share:

•
the maximum price (exclusive of taxes and expenses) which may be paid for a share shall not be more than the average of the closing bid price on NASDAQ in respect of the ten business days immediately preceding the day on which the share is purchased.

Fair Values

The table below sets out the Group’s classification of each class of financial assets/liabilities, their fair values and under which valuation method they are valued:

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2018
Loans and receivables
Trade receivables	17	21,318	—	21,318	21,318
Cash and cash equivalents	18	30,277	—	30,277	30,277
Finance lease receivable	15,17	835	—	835	835

		52,430	—	52,430	52,430

Liabilities at amortised cost
Exchangeable note	24	—	(81,382)	(81,382)	(81,382)
Finance lease payable	25	(962)	—	(962)	(962)
Trade and other payables (excluding deferred income)	22	(16,596)	—	(16,596)	(16,596)
Provisions	23	(50)	—	(50)	(50)

		(17,608)	(81,382)	(98,990)	(98,990)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	24	—	—	—	—
Exchangeable note equity conversion option	24	—	(238)	(238)	(238)
Exchangeable note bond put option	24	—	—	—	—

		—	(238)	(238)	(238)

		34,822	(81,620)	(46,798)	(46,798)

For financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities

Level 2: valuation techniques for which the lowest level of inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly

Level 3: valuation techniques for which the lowest level of inputs that have a significant effect on the recorded fair value are not based on observable market data

		Level 1	Level 2	Total carrying amount	Fair Value
	Note	US$’000	US$’000	US$’000	US$’000
December 31, 2017
Loans and receivables
Trade receivables	17	17,242	—	17,242	17,242
Cash and cash equivalents	18	23,564	—	23,564	23,564
Short-term investments	19	34,043	—	34,043	34,043
Finance lease receivable	15,17	1,185	—	1,185	1,185

		76,034	—	76,034	76,034

Liabilities at amortised cost
Exchangeable note	24	—	(92,955)	(92,955)	(92,955)
Finance lease payable	25	(886)	—	(886)	(886)
Trade and other payables (excluding deferred income)	22	(20,237)	—	(20,237)	(20,237)
Provisions	23	(50)	—	(50)	(50)

		(21,173)	(92,955)	(114,128)	(114,128)

Fair value through profit and loss (FVPL)
Exchangeable note bond call option	24	—	360	360	360
Exchangeable note equity conversion option	24	—	(440)	(440)	(440)
Exchangeable note bond put option	24	—	(1,790)	(1,790)	(1,790)

		—	(1,870)	(1,870)	(1,870)

		54,861	(94,825)	(39,964)	(39,964)

The valuation techniques used for instruments categorised as level 2 are described below:

The fair values of the options associated with the exchangeable notes are calculated in consultation with third-party valuation specialists due to the complexity of their nature. There are a number of inputs utilised in the valuation of the options, including share price, historical share price volatility, risk-free rate and the expected borrowing cost spread over the risk-free rate.